Organization and basis of financial statements (Details Narrative)			6 Months Ended		12 Months Ended
	Sep. 01, 2023 $ / shares shares	Sep. 01, 2021 $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022	Mar. 31, 2023 USD ($)	Sep. 30, 2023 SGD ($)	Mar. 30, 2023	Jun. 06, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Contract price exceeding the limit			$ 100,000
VIE contribution as a percentage of consolidated revenues			100.00%	92.00%
VIE contribution as a percentage of consolidated total assets			84.00%		82.00%
VIE contribution as a percentage of consolidated total liabilities			93.00%		92.00%
Assets			$ 41,027,715		$ 43,642,638
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets			34,345,776		$ 35,481,771
Variable Interest Entity, Primary Beneficiary [Member] | Asset Not Pledged as Collateral [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets			$ 0
Shenzhen Jisen Information Tech Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest, ownership percentage by parent			100.00%			100.00%	75.00%
Le First Skilland Pte Ltd Singapore [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Capital commitment obligation			$ 282,463			$ 375,000
Shenzhen Jisen Information Tech Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business acquisition, percentage of voting	100.00%	100.00%						100.00%
Number of shares issued on acquisition | shares	2,900,000	2,900,000
Business acquisition, share price | $ / shares	$ 1.60	$ 1.60
Mr Gao Xiaofeng [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued | shares			7,740,000
Mr Hua Lugang [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued | shares			1,800,000